Business Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions

Note 5 – Business Acquisitions

In line with the Company’s strategic growth initiatives, the Company acquired three companies during the year ended December 31, 2021. The financial results of each of these acquisitions are included in the consolidated financial statements beginning on the respective acquisition dates. Each transaction qualified as an acquisition of a business and was accounted for as a business combination. All acquisitions resulted in the recognition of goodwill. The Company paid these premiums resulting in such goodwill for several reasons, including growing the Company’s customer base, acquiring assembled workforces, expanding its presence in certain markets, and expanding and advancing its product and service offerings. The Company recorded the assets acquired and the liabilities assumed at their acquisition date fair value, with the difference between the fair value of the net assets acquired and the acquisition consideration reflected as goodwill.

The identifiable intangible assets for acquisitions are valued using the excess earnings method discounted cash flow approach for customer relationships, the relief from royalty method for trade names and technology, the “with or without” method for covenants not to compete and the replacement cost method for the internal property software by incorporating Level 3 inputs, as described under the fair value hierarchy of ASC 820. These unobservable inputs reflect the Company’s assumption about which assumptions market participants would use in pricing an asset on a non-recurring basis. These assets will be amortized over their respective estimated useful lives.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

For the years ended December 31, 2022 and 2021, transaction costs related to business combinations totaled $0 and $636,673, respectively. These costs are included within general and administrative expenses in the consolidated statements of operations.

MicaSense

On January 27, 2021 (the “MicaSense Acquisition Date”), the Company entered into a stock purchase agreement (the “MicaSense Purchase Agreement”) with Parrot Drones S.A.S. and Justin B. McAllister (the “MicaSense Sellers”) pursuant to which the Company agreed to acquire 100% of the issued and outstanding capital stock of MicaSense from the MicaSense Sellers (the “MicaSense Acquisition”). The aggregate purchase price for the shares of MicaSense was $23,000,000, less any debt, and subject to a customary working capital adjustment. A portion of the consideration comprises shares of Common stock of the Company, having an aggregate value of $3,000,000 based on a volume weighted average trading price of the Common stock over a ten consecutive trading day period prior to the date of issuance of the shares of Common stock to the MicaSense Sellers. On April 27, 2021, the Company issued 540,541 restricted shares of its Common Stock. The consideration is also subject to a $4,750,000 holdback to cover any post-closing indemnification claims and to satisfy any purchase price adjustments. The holdback was scheduled to be released in two equal installments, less any amounts paid or reserved for outstanding indemnity claims, on March 31, 2022 and March 31, 2023. The first installment of $2,375,000 was paid on March 31, 2022 (see below disclosure - Liabilities Related to Business Acquisition Agreements for waiver of the second installment).

On May 10, 2021, the Company filed a Form S-3 Registration Statement (the “MicaSense Registration Statement”) with the Securities and Exchange Commission (“SEC”), covering the resale of the Shares. The MicaSense Registration Statement was declared effective on June 1, 2021 (File Number: 333-255940). In addition, the Company shall use its best efforts to keep the MicaSense Registration Statement effective and in compliance with the provisions of the Securities Act (including by preparing and filing with the SEC such amendments, including post-effective amendments, and supplements to the MicaSense Registration Statement and the prospectus used in connection therewith as may be necessary) until all Shares and other securities covered by the MicaSense Registration Statement have been disposed. The MicaSense Sellers reimbursed the Company for reasonable legal fees and expenses incurred by the Company in connection with such registration.

The MicaSense Purchase Agreement contains certain customary representations, warranties, and covenants, including representations and warranties by the MicaSense Sellers with respect to MicaSense’s business, operations and financial condition. The MicaSense Purchase Agreement also includes post-closing covenants relating to the confidentiality and employee non-solicitation obligations of the MicaSense Sellers, and the agreement of the MicaSense Sellers not to compete with certain aspects of the business of MicaSense following the closing of the transaction. The completion of the transactions contemplated by the MicaSense Purchase Agreement is subject to customary closing conditions, including, among others: (i) the absence of a material adverse effect on MicaSense, (ii) the delivery by the parties of certain ancillary documents, including the Registration Rights Agreement, and (iii) the execution by a key employee of MicaSense of an employment agreement. Subject to certain limitations, each of the parties will be indemnified for damages resulting from third party claims and breaches of the parties’ respective representations, warranties, and covenants in the MicaSense Purchase Agreement.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

The Company performed a valuation analysis of the fair market value of the assets acquired and liabilities assumed. Using the total consideration for the MicaSense Acquisition, the Company determined the allocations to such assets and liabilities. The final purchase price allocation, and the necessary detailed valuations and calculations have been finalized.

The following table summarizes the allocation of the purchase price as of the MicaSense Acquisition Date:

Calculation of Goodwill:
Net purchase price, including debt paid at close	$23,375,681

Plus: fair value of liabilities assumed:
Current liabilities	702,925
Fair value of liabilities assumed	$702,925

Less: fair value of assets acquired:
Cash	$885,273
Other tangible assets	1,165,666
Identifiable intangible assets	3,061,803
Fair value of assets acquired	$5,112,742

Net nonoperating assets	25,000
Adjustments for seller transaction expenses related to purchase price allocation	32,032
Goodwill	$18,972,896

The Company recorded revenue from MicaSense of $6,793,727 and an operating loss of $1,266,599 during the period from the MicaSense Acquisition Date through December 31, 2021.

Measure

On April 19, 2021 (the “Measure Acquisition Date”), the Company entered into a stock purchase agreement (the “Measure Purchase Agreement”) with Brandon Torres Declet (“Mr. Torres Declet”), in his capacity as Measure Sellers’ representative, and the sellers named in the Measure Purchase Agreement (the “Measure Sellers”) pursuant to which the Company agreed to acquire 100% of the issued and outstanding capital stock of Measure from the Measure Sellers (the “Measure Acquisition”). The aggregate purchase price for the shares of Measure is $45,000,000, less the amount of Measure’s debt and transaction expenses, and subject to a customary working capital adjustment. The purchase price comprised $15,000,000 in cash, and shares of Common stock of the Company, having an aggregate value of $30,000,000 based on a volume weighted average trading price of the Common stock over a seven consecutive trading day period prior to the date of issuance of the shares of Common stock to the Measure Sellers. The Company issued 5,319,154 shares of Common Stock, in the aggregate, to the Measure Sellers, of which 997,338 Common Stock shares with an aggregate value of $5,625,000 were held in escrow to cover any post-closing indemnification claims and to satisfy any purchase price adjustments (the “Heldback Shares”). The 5,319,145 of common stock shares issued as consideration resulted in an increase to stockholder’s equity of $24,375,000 and an acquisition related liability of $5,625,000 for the Heldback Shares which was recorded on the Measure Acquisition Date. Further, the Company paid $5,000,000 of the cash portion of the purchase price ninety days after the closing date of the transaction. As of December 31, 2021, the Company completed the payment of the cash portion of the purchase price. The holdback was scheduled to be released October 19, 2022, (see disclosure below - Liabilities Related to Business Acquisition Agreements) less any amounts paid or reserved for outstanding indemnity claims and certain amounts subject to employee retention conditions set forth in the Measure Purchase Agreement.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

The Measure Purchase Agreement contains certain customary representations, warranties, and covenants, including representations and warranties by the Measure Sellers with respect to Measure’s business, operations and financial condition. The Measure Purchase Agreement also includes post-closing covenants relating to the confidentiality and employee non-solicitation obligations of the Measure Sellers, and the agreement of the Measure Sellers not to compete with certain aspects of the business of Measure following the closing of the transaction. The completion of the transactions contemplated by the Purchase Agreement is subject to: (i) the absence of a material adverse effect on Measure, (ii) the delivery by the parties of certain ancillary documents, and (iii) the execution by key employees of Measure of employment offer letters. Subject to certain limitations, each of the parties will be indemnified for damages resulting from third party claims and breaches of the parties’ respective representations, warranties, and covenants in the Purchase Agreement.

The Shares issuable to the Measure Sellers pursuant to the Measure Purchase Agreement were issued in reliance upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), to a limited number of persons who are “accredited investors” or “sophisticated persons” as those terms are defined in Rule 501 of Regulation D promulgated by the SEC, without the use of any general solicitation or advertising to market or otherwise offer the securities for sale. None of the Shares have been registered under the Securities Act, or applicable state securities laws, and none may be offered or sold in the United States absent registration under the Securities Act or an exemption from such registration requirements.

The Company performed a valuation analysis of the fair market value of the assets to be acquired and liabilities to be assumed. Using the total consideration for the Measure Acquisition, the Company determined the allocations to such assets and liabilities. The final purchase price allocation, and the necessary detailed valuations and calculations have been finalized.

The following table summarizes the allocation of the preliminary purchase price as of the Measure Acquisition Date:

Calculation of Goodwill:
Net purchase price, including debt paid at close	$45,403,394

Plus: fair value of liabilities assumed:
Deferred revenue	319,422
Other tangible liabilities	272,927
Fair value of liabilities assumed	$592,349

Less: fair value of assets acquired:
Cash	486,544
Other tangible assets	312,005
Identifiable intangibles	2,668,689

Fair value of assets acquired	$3,467,238

Net nonoperating assets	39,775
Goodwill	$42,488,730

The Company recorded revenue from Measure of $414,388 and an operating loss of $2,257,257 during the period from the Measure Acquisition Date through December 31, 2021.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

Measure

On April 19, 2022, in accordance with the terms of the Measure Purchase Agreement, the Company delivered a notice of indemnification to the representative of the Measure Sellers seeking the right to set off certain operating losses from the holdback amount. The Company claimed that the operating losses incurred by Measure from the Measure Acquisition Date through April 19, 2022, resulted from breaches of certain representations and warranties made by the Measure Sellers. The Company claimed that it had sustained operating losses in excess of $13 million as a result of the Measure Sellers’ breaches and claimed the entire holdback amount to be applied against these operating losses. On August 22, 2022, the parties entered into a Memorandum of Understanding and Mutual Release (the “Settlement Agreement”) providing for the full and final settlement of all disputes about the Heldback Shares. Pursuant to the Settlement Agreement, the Company released 498,669 of the 997,338 Heldback Shares to the Measure Sellers with the remaining 498,669 Heldback Shares being released from escrow and cancelled by the Company.

senseFly

On October 18, 2021 (the “senseFly Acquisition Date”), the Company entered into a stock purchase agreement (the “senseFly S.A. Purchase Agreement”) with Parrot Drones S.A.S. pursuant to which the Company acquired 100% of the issued and outstanding capital stock of senseFly S.A. from Parrot Drones S.A.S. The aggregate purchase price for the shares of senseFly S.A. is $21,000,000, less the amount of senseFly S.A.’s debt and subject to a customary working capital adjustment. The consideration is also subject to a $4,565,000 holdback to cover any post-closing indemnification claims and to satisfy any purchase price adjustments. The holdback was scheduled to be released in two equal installments, less any amounts paid or reserved for outstanding indemnity claims, on December 31, 2022 and December 31, 2023 in accordance with the terms of the senseFly S.A. Purchase Agreement.

On October 18, 2021, AgEagle Aerial and the Company entered into a stock purchase agreement (the “senseFly Inc. Purchase Agreement”) with Parrot Inc. pursuant to which AgEagle Aerial agreed to acquire 100% of the issued and outstanding capital stock of senseFly Inc. from Parrot Inc. The aggregate purchase price for the shares of senseFly Inc. is $2,000,000, less the amount of senseFly Inc.’s debt and subject to a customary working capital adjustment. The consideration is also subject to a $435,000 holdback to cover any post-closing indemnification claims and to satisfy any purchase price adjustments. The holdback was scheduled to be released in two equal installments, less any amounts paid or reserved for outstanding indemnity claims, on December 31, 2022 and December 31, 2023 in accordance with the terms of the senseFly Inc. Purchase Agreement.

A portion of the consideration under the senseFly S.A. Purchase Agreement comprises shares of Common Stock of the Company, par value $0.001, having an aggregate value of $3,000,000, based on a volume weighted average trading price of the Common Stock over a ten consecutive trading day period prior to the date of issuance of the shares of Common Stock to Parrot Drones S.A.S. The shares of Common Stock are issuable ninety days after the closing date of the transaction. In accordance with the terms of the senseFly S.A. Purchase Agreement, the Company issued 1,927,407 shares of Common Stock to Parrot in January 2022.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

Pursuant to the terms of the senseFly S.A. Purchase Agreement and a Registration Rights Agreement, dated as of October 19, 2021, the Company filed a Form S-3 Registration Statement (the “senseFly Registration Statement”) with the SEC covering the resale of the Common Stock issued to Parrot Drones S.A.S. The senseFly Registration Statement was declared effective on February 9, 2022. The Company agreed to use its best efforts to keep the senseFly Registration Statement effective and in compliance with the provisions of the Securities Act (including by preparing and filing with the SEC such amendments, including post-effective amendments, and supplements to the senseFly Registration Statement and the prospectus used in connection therewith as may be necessary) until all the shares of Common Stock and other securities issued to Parrot Drones S.A.S. and covered by such Registration Statement have been disposed. Parrot Drones S.A.S. reimbursed the Company $50,000 for reasonable legal fees and expenses incurred by the Company in connection with such registration.

Pursuant to the senseFly S.A. Purchase Agreement, Parrot S.A.S., senseFly S.A. and the Company entered into a six-month transition services agreement and a technology license and support agreement during which time Parrot Drones S.A.S. will provide senseFly S.A. with certain information technology and related transition services. Under the technology license and support agreement, Parrot Drones S.A.S. granted to senseFly S.A. a non-exclusive worldwide perpetual license, subject to certain termination rights of the parties, with respect to certain technology used in the fixed-wing drone manufacturing business of senseFly S.A.

The Company performed a valuation analysis of the fair market value of the assets to be acquired and liabilities to be assumed. Using the total consideration for the SenseFly Acquisition, the Company determined the allocations to such assets and liabilities. The final purchase price allocation, and the necessary detailed valuations and calculations have been finalized.

The following table summarizes the allocation of the preliminary purchase price as of the senseFly Acquisition Date:

Calculation of Goodwill:
Net purchase price	$20,774,526

Plus: fair value of liabilities assumed:
Current liabilities	3,913,386
Defined benefit plan obligation	278,823
Debt assumed at close	2,461,721
Fair value of liabilities assumed	$6,653,930

Less: fair value of assets acquired:
Cash	$859,044
Other tangible assets	6,327,641
Identifiable intangible assets	7,335,570
Fair value of assets acquired	$14,522,255

Net nonoperating assets	250,624
Goodwill	$12,655,577

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

The Company recorded revenue from senseFly of $2,428,858 and a net loss of $1,819,377 during the period from the senseFly Acquisition Date through December 31, 2021.

Liabilities Related to Business Acquisition Agreements

On July 22, 2022, the Company, the MicaSense Buyer and Parrot entered into a Waiver Agreement (the “MicaSense Waiver Agreement”) pursuant to which (i) Parrot agreed to waive the obligation of the Company and the MicaSense Buyer to pay Parrot $2,351,202, or the portion of the holdback amount due on March 31, 2023 (the “MicaSense Remaining Holdback Payment”), and (ii) upon the Company’s payment to Parrot of $1,175,601 (the “MicaSense Final Purchase Price Payment,” representing 50% of the MicaSense Remaining Holdback Payment), the Company and MicaSense Buyer will be released from any further obligation or liability for payment of any holdback amount under the MicaSense Purchase Agreement. On July 29, 2022, the Company made the MicaSense Final Purchase Price Payment to Parrot in full satisfaction of its payment obligations under the MicaSense Purchase Agreement, except for $23,798 owed to Justin McCallister.

On July 22, 2022, the Company and Parrot entered into a Waiver Agreement (the “senseFly S.A. Waiver Agreement”) pursuant to which (i) Parrot agreed to waive the obligation of the Company to pay Parrot a portion of the holdback amount due on December 31, 2022 and December 31, 2023 (collectively, the “senseFly S.A. Remaining Holdback Payments”); (ii) the parties agreed to waive Parrot’s obligation to reimburse the Company for a portion of the legal costs and expenses incurred by the Company related to the filing of a registration statement in connection with the transactions contemplated by the senseFly S.A. Purchase Agreement; and (iii) upon the Company’s payment to Parrot of $2,257,500 (“the senseFly S.A. Final Purchase Price Payment,” representing 50% of the senseFly S.A. Remaining Holdback Payments less 50% of the registration statement expenses), the Company will be released from any further obligation or liability for payment of any holdback amount under the senseFly S.A. Purchase Agreement. On July 29, 2022, the Company made the senseFly S.A. Final Purchase Price Payment to Parrot in full satisfaction of its payment obligations under the senseFly S.A. Purchase Agreement and the senseFly S.A. Waiver Agreement.

On July 22, 2022, the Company, the senseFly Inc. Buyer, and Parrot Inc. entered into a Waiver Agreement (the “senseFly Inc. Waiver Agreement”) pursuant to which (i) Parrot Inc. agreed to waive the obligation of the Company and the senseFly Inc. Buyer to pay Parrot Inc. a portion of the holdback amount due on December 31, 2022 and December 31, 2023 (collectively, the “senseFly Inc. Remaining Holdback Payments”); (ii) upon the Company’s payment to Parrot Inc. of $217,500 (the “senseFly Inc. Final Purchase Price Payment,” representing 50% of the senseFly Inc. Remaining Holdback Payments), the Company and the senseFly Inc. Buyer will be released from any further obligation or liability for any remaining holdback amount under the senseFly Inc. Purchase Agreement. On July 29, 2022, the Company made the senseFly Inc. Final Purchase Price Payment to Parrot Inc. in full satisfaction of its payment obligations under the senseFly Inc. Purchase Agreement and the senseFly Inc. Waiver Agreement.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

Pursuant to the terms of the Measure Acquisition Purchase Agreement (the “Purchase Agreement”) the Company issued an aggregate of 5,319,145 shares of the Company’s common stock to the Sellers of Measure as part of the consideration for the acquisition, of which 997,338 shares were held back (the “Heldback Shares”) to cover post-closing indemnification claims and to satisfy any purchase price adjustments (see also disclosure above). Pursuant to the terms of the Purchase Agreement, the Heldback Shares were scheduled to be released in three tranches, on the 12-month, 18-month and 24-month anniversary of the closing date of the acquisition. The Company made a claim for indemnification against the Heldback Shares. Pursuant to the Settlement Agreement entered on August 22, 2022, the Company released all the Measure shares held in escrow along with any disputes regarding the 997,338 Heldback Shares. As a result, 498,669 of the Heldback Shares were released to the Measure Sellers with the remaining 498,669 Heldback Shares being cancelled by the Company which reduced the issued and outstanding common stock and causing an increase to stockholders’ equity of $2,812,500.

During the year ended December 31, 2022, the Company recognized a debt extinguishment gain in connection with the settlement of the acquisition related liabilities disclosed above in the amount of $6,463,101 which has been presented on the consolidated statement of operations and comprehensive loss.

As of December 31, 2022 and December 31, 2021, liabilities related to business acquisition agreements consist of the following:

	December 31, 2022	December 31, 2021
Holdback related to MicaSense Acquisition Agreement	$23,798	$4,821,512
Holdback related to Measure Acquisition	—	5,625,000
Holdback related to senseFly Acquisition	—	8,489,989
Total acquisition agreement related liabilities	23,798	18,936,501
Less: Current portion business acquisition agreement-related liabilities	(23,798)	(10,061,501)
Long term portion of business acquisition agreement-related liabilities	$—	$8,875,000

The remaining liability related to MicaSense Acquisition Agreement is currently classified within accrued liabilities on the consolidated balance sheets.

Pro-Forma Information (Unaudited)

The acquisitions of MicaSense and Measure were completed in the first quarter of 2021, while the acquisition of senseFly was completed during the fourth quarter of 2021. The 2021 Acquired Companies have complementary businesses with their products and services providing a full stack solution for the commercial drone industry. The Company has combined legacy MicaSense, Measure and senseFly pro-forma supplemental information as follows.

The unaudited pro forma information for the years ended December 31, 2021, was calculated after applying the Company’s accounting policies and the impact of acquisition date fair value adjustments. The pro forma financial information presents the combined results of operations of MicaSense, Measure and senseFly as if these acquisitions had occurred on January 1, 2021, after giving to certain pro-forma adjustments. The pro-forma adjustments reflected herein include only those adjustments that are factually supportable and directly attributable to the acquisitions.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 5 – Business Acquisitions – Continued

These pro forma adjustments include:

	For the Year Ended December 31, (Unaudited)
	2022	2021
Revenues	$—	$19,564,651
Net loss	$—	$(36,395,212)